OTHER NON-CURRENT ASSETS (Schedule of other non-current assets ) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Cost-method Investments [Line Items]
Rental and other deposits	$ 852	$ 4,933
Rental deposits paid to lessors for sublease services	409	1,711
Others	765	747
Other non-current assets	$ 2,026	$ 7,391